Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,581,069,000.00
Previously Paid Amount	0.00
Total Fee Amount	548,261.66
Total Offset Amount	548,261.66
Net Fee	$ 0.00